Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 27, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	PINNACLE BANKSHARES CORP
Entity Central Index Key	0001031233
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,496,589
Entity Current Reporting Status	Yes
Entity Public Float			$ 10,101,976
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 37,547	$ 32,533
Securities (note 3):
Available-for-sale, at fair value	18,780	22,048
Held-to-maturity, at amortized cost	5,989	4,469
Federal Reserve Bank stock, at cost (note 1(c))	137	135
Federal Home Loan Bank stock, at cost (note 1(c))	528	579
Loans, net (notes 4, 9 and 11)	267,123	265,030
Bank premises and equipment, net (note 5)	6,537	6,932
Accrued interest receivable	1,009	1,077
Prepaid FDIC Insurance	991	1,376
Goodwill	539	539
Other assets (notes 7 and 8)	3,304	2,395
Total assets	342,484	337,113
Liabilities and Stockholders' Equity
Demand	33,432	31,184
Savings and NOW accounts	132,501	117,944
Time	144,460	157,826
Total deposits	310,393	306,954
Note payable under line of credit (note 1 (d))	2,000	2,000
Accrued interest payable	419	500
Other liabilities (note 7)	2,725	1,177
Total liabilities	315,537	310,631
Stockholders' equity (notes 7, 12 and 15):
Common stock, $3 par value. Authorized 3,000,000 shares, issued and outstanding 1,496,589 shares in 2011 and 1,495,589 shares in 2010	4,473	4,462
Capital surplus	923	850
Retained earnings	22,981	21,918
Accumulated other comprehensive loss, net	(1,430)	(748)
Total stockholders' equity	26,947	26,482
Commitments, contingencies and other matters (notes 9, 10 and 12)
Total liabilities and stockholders' equity	$ 342,484	$ 337,113

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,496,589	1,495,589
Common stock, shares outstanding	1,496,589	1,495,589

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Interest and fees on loans	$ 15,726	$ 15,835	$ 16,622
Interest on securities:
U.S. Government agencies	427	416	287
Corporate		3	42
States and political subdivisions (taxable)	110	159	133
States and political subdivisions (tax-exempt)	168	110	180
Other	83	84	41
Interest on federal funds sold	3	4	11
Total interest income	16,517	16,611	17,316
Interest expense:
Savings and NOW accounts	728	1,271	1,264
Time - under $100,000	2,347	3,056	4,115
Time - $100,000 and over	1,351	1,508	1,929
Other interest expense			4
Total interest expense	4,426	5,835	7,312
Net interest income	12,091	10,776	10,004
Provision for loan losses (note 4)	2,227	1,878	1,530
Net interest income after provision for loan losses	9,864	8,898	8,474
Noninterest income:
Service charges on deposit accounts	1,443	1,498	1,516
Commissions and fees	713	524	470
Mortgage loan fees	451	571	547
Service charges on loan accounts	248	237	273
Other operating income	398	304	342
Total noninterest income	3,253	3,134	3,148
Noninterest expense:
Salaries and employee benefits (note 7)	6,268	5,973	6,069
Occupancy expense	708	740	697
Furniture and equipment expense	1,059	1,001	1,066
Office supplies and printing	213	277	288
Federal deposit insurance premiums	413	501	621
Capital stock tax	229	226	226
Advertising expense	103	122	116
Other operating expenses	2,551	2,197	2,088
Total noninterest expense	11,544	11,037	11,171
Income before income tax expense	1,573	995	451
Income tax expense (note 8)	510	308	100
Net income	$ 1,063	$ 687	$ 351
Basic net income per share (note 1(o))	$ 0.71	$ 0.46	$ 0.24
Diluted net income per share (note1(o))	$ 0.71	$ 0.46	$ 0.24

Consolidated Statements Of Changes In Stockholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	$ 4,455	$ 787	$ 21,102	$ (1,425)	$ 24,919
Balances, shares at Dec. 31, 2008	1,485,089
Net income			351		351
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit				68	68
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax				660	660
Comprehensive income					1,079
Cash dividends declared by Bankshares			(147)		(147)
Balances at Dec. 31, 2009	4,455	787	21,306	(697)	25,851
Balances, shares at Dec. 31, 2009	1,485,089
Net income			687		687
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit				(88)	(88)
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax				37	37
Comprehensive income					636
Issuance of restricted stock and related expense, shares	10,500
Issuance of restricted stock and related expense	7	16			23
Stock-based compensation expense		47			47
Cash dividends declared by Bankshares			(75)		(75)
Balances at Dec. 31, 2010	4,462	850	21,918	(748)	26,482
Balances, shares at Dec. 31, 2010	1,495,589
Net income			1,063		1,063
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit				189	189
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax				(871)	(871)
Comprehensive income					381
Issuance of restricted stock and related expense, shares	1,000
Issuance of restricted stock and related expense	11	24			35
Stock-based compensation expense		49			49
Balances at Dec. 31, 2011	$ 4,473	$ 923	$ 22,981	$ (1,430)	$ 26,947
Balances, shares at Dec. 31, 2011	1,496,589

Consolidated Statements Of Changes In Stockholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity And Comprehensive Income [Abstract]
Change in net unrealized gains on available-for-sale securities, deferred tax benefit	$ 99	$ 33	$ 41
Adjustment to apply ASC topic, Compensation- Retirement Benefits, tax	$ 449	$ 19	$ 340
Cash dividends declared by Bankshares, per share		$ 0.05	$ 0.1

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 1,063	$ 687	$ 351
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of bank premises and equipment	544	522	514
Accretion (Amortization) of unearned fees, net	13	30	(67)
Net amortization of premiums and discounts on securities	65	56	51
Provision for loan losses	2,227	1,878	1,530
Provision for deferred income taxes	(169)	(327)	(218)
Net realized gain on securities			(33)
Accrual of stock option vesting	84	70
Net decrease (increase) in:
Accrued interest receivable	68	113	25
Prepaid FDIC insurance	385	466	(1,842)
Other assets	(1,620)	774	646
Net increase (decrease) in:
Accrued interest payable	(81)	(113)	(259)
Other liabilities	1,548	(450)	68
Net cash provided by operating activities	4,127	3,706	766
Cash flows from investing activities:
Purchases of held-to-maturity securities	(1,550)	(5,672)
Purchases of available-for-sale securities	(13,111)	(15,325)	(12,257)
Proceeds from maturities and calls of held-to-maturity securities		2,250	1,464
Proceeds from maturities and calls of available-for-sale securities	16,297	11,909	2,835
Proceeds from paydowns and maturities of available-for-sale mortgage-backed securities	334	300	928
Proceeds from sales of available-for-sale mortgage-backed securities			892
Sale (purchase) of Federal Home Loan Bank stock	51		149
Purchase of Federal Reserve Stock	(2)	(30)	(30)
Collections on loan participations			382
Net (increase) decrease in loans made to customers	(4,422)	(1,199)	11,362
Purchases of bank premises and equipment	(149)	(226)	(1,096)
Net cash provided by (used in) investing activities	(2,552)	(7,993)	4,629
Cash flows from financing activities:
Net increase in demand, savings and NOW deposits	16,805	13,407	20,158
Net increase (decrease) in time deposits	(13,366)	(8,572)	(5,272)
Borrowing (repayments) of note payable to Federal Home Loan Bank			(5,000)
Borrowing under line of credit			1,000
Cash dividends paid		(75)	(147)
Net cash provided by financing activities	3,439	4,760	10,739
Net increase in cash and cash equivalents	5,014	473	16,134
Cash and cash equivalents, beginning of period	32,533	32,060	15,926
Cash and cash equivalents, end of period	37,547	32,533	32,060
Supplemental disclosure of cash flows information
Income taxes	1,039	300
Interest	4,507	5,948	7,571
Supplemental schedule of noncash investing and financing activities:
Transfer of loans to (from) repossessed properties	(82)	152	73
Loans charged against the allowance for loan losses	2,488	1,765	2,056
Unrealized gains (losses) on available-for-sale securities	287	(122)	105
Defined benefit plan adjustment per ASC topic Compensation-Retirement Benefits	$ (1,319)	$ 56	$ 1,000

Summary Of Significant Accounting Policies And Practices	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies And Practices [Abstract]
Summary Of Significant Accounting Policies And Practices
(1)	Summary of Significant Accounting Policies and Practices

Pinnacle Bankshares Corporation, a Virginia corporation (Bankshares), was organized in 1997 and is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. Bankshares is headquartered in Altavista, Virginia. Bankshares conducts all of its business activities through the branch offices of its wholly owned subsidiary bank, First National Bank (the Bank). Bankshares exists primarily for the purpose of holding the stock of its subsidiary, the Bank, and of such other subsidiaries as it may acquire or establish. The Company has a single reportable segment for purposes of segment reporting.

The accounting and reporting policies of Bankshares and its wholly owned subsidiary (collectively, the Company), conform to accounting principles generally accepted in the United States of America and general practices within the banking industry. The following is a summary of the more significant accounting policies and practices:

(a)	Consolidation

The consolidated financial statements include the accounts of Bankshares and the Bank. All material intercompany balances and transactions have been eliminated.

(b)	Securities

The Company classifies its securities in three categories: (1) debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost; (2) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in net income; and (3) debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses excluded from net income and reported in accumulated other comprehensive income, a separate component of stockholders' equity, net of deferred taxes. Fair value is determined from quoted prices obtained and reviewed by management from FT (Financial Times) Interactive Data in cooperation with a correspondent bank, the Company's third-party bond accountant. Held-to-maturity securities are stated at cost, adjusted for amortization of premiums and accretion of discounts on a basis, which approximates the level yield method. As of December 31, 2011, the Company does not maintain trading securities. Gains or losses on disposition are based on the net proceeds and adjusted carrying values of the securities called or sold, using the specific identification method on a trade date basis.

The Company assesses other-than-temporary impairment ("OTTI") or permanent impairment based upon whether it intends to sell a security or if it is likely that it would be required to sell the security before recovery of the amortized cost basis of the investment, which may be maturity. For debt securities, if the Company intends to sell the security or it is likely that the Company will be required to sell the security before recovering its cost basis, the entire impairment loss would be recognized in earnings as an OTTI. If the Company does not intend to sell the security and it is not likely that the Company will be required to sell the security but we do not expect to recover the entire amortized cost basis of the security, only the portion of the impairment loss representing credit losses would be recognized in earnings. The credit loss on a security is measured as the difference between the amortized cost basis and the present value of the cash flows expected to be collected. Projected cash flows are discounted by the original or current effective interest rate depending on the nature of the security being measured for potential OTTI. The remaining impairment related to all other factors, the difference between the present value of the cash flows expected to be collected and fair value, is recognized as a charge to other comprehensive income (OCI). Impairment losses related to all other factors are presented as separate categories within OCI. For investment securities held to maturity, this amount is accreted over the remaining life of the debt security prospectively based on the amount and timing of future estimated cash flows. The accretion of the amount recorded in OCI increases the carrying value of the investment and does not affect earnings. If there is an indication of additional credit losses the security is re-evaluated according to the procedures described above

(c)	Restricted Equity Investments

As a member of the Federal Reserve Bank (FRB) and the Federal Home Loan Bank (FHLB) of Atlanta, the Company is required to maintain certain minimum investments in the common stock of the FRB and FHLB, which are carried at cost. Required levels of investment are based upon the Company's capital and a percentage of qualifying assets.

In addition, the Company is eligible to borrow from the FHLB with borrowings collateralized by qualifying assets, primarily residential mortgage loans, and the Company's capital stock investment in the FHLB.

Management periodically evaluates FHLB of Atlanta stock for other-than-temporary or permanent impairment. Management's determination of whether these investments are impaired is based on its assessment of the ultimate recoverability of cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of cost is influenced by criteria such as (1) the significance of any decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, the customer base of the FHLB, and (4) the liquidity position of the FHLB.

(d)	Borrowings

At December 31, 2011, the Company's available borrowing limit with the FHLB was approximately $44,810. The Company had $0 in borrowings from the FHLB outstanding at December 31, 2011 and 2010. Bankshares also has a $5,000 line of credit with a corresponding bank with $2,000 outstanding as of December 31, 2011 and $2,000 outstanding as of December 31, 2010 with a 5.00% interest rate that matures on June 30, 2012.

(e)	Loans and Allowance for Loan Losses

Loans are stated at the amount of unpaid principal, reduced by unearned income and fees on loans, and an allowance for loan losses. Income is recognized over the terms of the loans using methods that approximate the level yield method. The allowance for loan losses is a cumulative valuation allowance consisting of an annual provision for loan losses, plus any amounts recovered on loans previously charged off, minus loans charged off. The provision for loan losses charged to operating expenses is the amount necessary in management's judgment to maintain the allowance for loan losses at a level it believes adequate to absorb probable losses inherent in the loan portfolio. Management determines the adequacy of the allowance based upon reviews of individual credits, recent loss experience, delinquencies, current economic conditions, the risk characteristics of the various categories of loans and other pertinent factors. Management uses historical loss data by loan type as well as current economic factors in its calculation of allowance for loan loss. Management also uses qualitative factors such as changes in lending policies and procedures, changes in national and local economies, changes in the nature and volume of the loan portfolio, changes in experience of lenders and the loan department, changes in volume and severity of past due and classified loans, changes in quality of the Company's loan review system, the existence and effect of concentrations of credit and external factors such as competition and regulation in its allowance for loan loss calculation. Each qualitative factor is evaluated and applied to each type of loan in the Company's portfolio and a percentage of each loan is reserved as allowance. A percentage of each loan type is also reserved according to the loan type's historical loss data. Larger percentages of allowance are taken as the risk for a loan is determined to be greater. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is uncollectible. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or the Company's recent loss experience. It is reasonably possible that management's estimate of loan losses and the related allowance may change materially in the near term. However, the amount of change that is reasonably possible cannot be estimated. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations.

Loans are charged against the allowance when, in management's opinion, they are deemed doubtful, although the Company continues to aggressively pursue collection. The Company considers a number of factors to determine the need for and timing of charge-offs including the following: whenever any commercial loan becomes past due for 120 days for any scheduled principal or interest payment and collection is considered uncollectible; whenever foreclosure on real estate collateral or liquidation of other collateral does not result in full payment of the obligation and the deficiency or some portion thereof is deemed uncollectible, the uncollectible portion shall be charged-off; whenever any installment loan becomes past due for 120 days and collection is considered unlikely; whenever any repossessed vehicle remains unsold for 60 days after repossession; whenever a bankruptcy notice is received on any installment loan and review of the facts results in an assessment that all or most of the balance will not be collected, the loan will be placed in non-accrual status; whenever a bankruptcy notice is received on a small, unsecured, revolving installment account; and whenever any other small, unsecured, revolving installment account becomes past due for 180 days.

Interest related to non-accrual loans is recognized on the cash basis. Loans are generally placed in non-accrual status when the collection of principal and interest is 90 days or more past due, unless the obligation relates to a consumer or residential real estate loan or is both well-secured and in the process of collection.

Impaired loans are required to be presented in the financial statements at net realizable value of the expected future cash flows or at the fair value of the loan's collateral. Homogeneous loans such as real estate mortgage loans, individual consumer loans and home equity loans are evaluated collectively for impairment. Management, considering current information and events regarding the borrower's ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans receivable are applied first to reduce interest on such loans to the extent of interest contractually due and any remaining amounts are applied to principal.

(f)	Loan Origination and Commitment Fees and Certain Related Direct Costs

Loan origination and commitment fees and certain direct loan origination costs charged by the Company are deferred and the net amount amortized as an adjustment of the related loan's yield. The Company amortizes these net amounts over the contractual life of the related loans or, in the case of demand loans, over the estimated life. Fees related to standby letters of credit are recognized over the commitment period.

(g)	Bank Premises and Equipment

Bank premises and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line and declining-balance methods over the estimated useful lives of the assets. Depreciable lives include 15 years for land improvements, 40 years for buildings, and 3 to 7 years for equipment, furniture and fixtures. The cost of assets retired and sold and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are included in determining net income. Expenditures for maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized.

(h)	Goodwill

The Company carries goodwill totaling $539 as of December 31, 2011 and 2010. The Company performs a goodwill impairment analysis on an annual basis as of December 31. Additionally, the Company performs a goodwill impairment evaluation on an interim basis when events or circumstances indicate impairment potentially exists. The Company performed goodwill impairment testing in the fourth quarter of 2011 because Bankshares' common stock had been trading below book value per share in 2011. The test performed evaluated impairment pursuant to ASC Topic Goodwill and Other Intangible Assets using a market comparable approach, a comparable transactions approach and a discounted cash flow approach. Management determined that no goodwill impairment charge was required because the fair value of the Company was not less than the Company's carrying value. Management will continue to monitor the relationship of Bankshares' market capitalization to both its book value and tangible book value, which management attributes to both financial services industry-wide and Company-specific factors, and to evaluate the carrying value of goodwill.

While management has a plan to return the Company's business fundamentals to levels that support Bankshares' common stock trading at or above book value per common share, there is no assurance that the plan will be successful, or that the market price of the common stock will increase to such levels in the foreseeable future. If Bankshares' common stock price continues to trade below book value per common share, the Company may have to recognize an impairment of all, or some portion of, its goodwill.

(i)	Foreclosed Assets

Foreclosed properties consist of properties acquired through foreclosure or deed in lieu of foreclosure. At time of foreclosure, the properties are recorded at the fair value less costs to sell. Subsequently, these properties are carried at the lower of cost or fair value less estimated costs to sell. Losses from the acquisition of property in full or partial satisfaction of loans are charged against the allowance for loan losses. Subsequent write-downs, if any, are charged to expense. Gains and losses on the sales of foreclosed properties are included in determining net income in the year of the sale.

(j)	Impairment or Disposal of Long-Lived Assets

The Company's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used, such as bank premises and equipment, is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of, such as foreclosed properties, are reported at the lower of the carrying amount or fair value less costs to sell.

(k)	Pension Plan

The Company maintains a noncontributory defined benefit pension plan, which covers substantially all of its employees. The net periodic pension expense includes a service cost component, interest on the projected benefit obligation, a component reflecting the actual return on plan assets, the effect of deferring and amortizing certain actuarial gains and losses, and the amortization of any unrecognized net transition obligation on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. The Company's funding policy is to make annual contributions in amounts necessary to satisfy the Internal Revenue Service's funding standards, to the extent that they are tax deductible.

ASC Topic 715, Defined Benefit Pension Plans requires a business entity to recognize the overfunded or underfunded status of a single-employer defined benefit postretirement plan as an asset or liability in its statement of financial position and to recognize changes in that funded status in comprehensive income in the year in which the changes occur. Defined Benefit Plans also requires a business entity to measure the funded status of a plan as of the date of its year-end statement of financial position, with limited exceptions.

(l)	Advertising

The Company expenses advertising expenses as incurred. Advertising expenses totaled $103 in 2011, $122 in 2010 and $116 in 2009.

(m)	Income Taxes

Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period that includes the enactment date.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

(n)	Stock Options and Restricted Stock

The Company accounts for its stock based compensation plan under the provisions of ASC topic, Share-Based Payment which requires recognizing expense for options granted equal to the grant date fair value of the unvested amounts over their remaining vesting periods. There were 1,000 shares of restricted stock granted in 2011. There were 37,500 stock options and 10,500 shares of restricted stock granted in 2010. Future levels of compensation cost recognized related to share-based compensation awards may be impacted by new awards and/or modification, repurchases and cancellations of existing awards after the adoption of this standard.

(o)	Net Income per Share

Basic net income per share excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods indicated:

Year ended December 31, 2011	Net income (numerator)	Shares (denominator)	Per share amount
Basic net income per share	$1,063	1,496,260	$0.71

Effect of dilutive stock options	—	—

Diluted net income per share	$1,063	1,496,260	$0.71

Year ended December 31, 2010	Net income (numerator)	Shares (denominator)	Per share amount
Basic net income per share	$687	1,492,137	$0.46

Effect of dilutive stock options	—	—

Diluted net income per share	$687	1,492,137	$0.46

Year ended December 31, 2009	Net income (numerator)	Shares (denominator)	Per share amount
Basic net income per share	$351	1,485,089	$0.24

Effect of dilutive stock options	—	—

Diluted net income per share	$351	1,485,089	$0.24

(p)	Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks (with original maturities of three months or less), and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

(q)	Comprehensive Income

ASC topic Comprehensive Income, requires the Company to classify items of "Other Comprehensive Income" (such as net unrealized gains (losses) on available-for-sale securities) by their nature in a financial statement and present the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. The Company's other comprehensive income consists of net income, and net unrealized gains (losses) on securities available-for-sale, net of income taxes, and adjustments relating to its defined benefit plan, net of income taxes.

(r)	Fair Value Measurements

ASC topic, Fair Value Measurements and Disclosures establishes a framework for using fair value. It defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In accordance with Fair Value Measurements and Disclosures, the Company groups its financial assets and financial liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The most significant instruments that the Company measures at fair value are available-for-sale securities. All available-for-sale securities fall into Level 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows:

Level 1 – Valuations are based on quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2 – Valuations for assets and liabilities are obtained from readily available pricing sources via independent providers for market transactions involving similar assets or liabilities, model-based valuation techniques, or other observable inputs.

Level 3 – Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining fair value assigned to such assets and liabilities.

(s)	Use of Estimates

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the consolidated balance sheets and revenues and expenses for the years ended December 31, 2011, 2010 and 2009. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses.

(t)	Current Accounting Developments

In April 2011, the FASB issued ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. The Update provides additional guidance relating to when creditors should classify loan modifications as troubled debt restructurings. The ASU also ends the deferral issued in January 2010 of the disclosures about troubled debt restructurings required by ASU No. 2010-20. The provisions of ASU No. 2011-02 and the disclosure requirements of ASU No. 2010-20 are effective for the Company's interim reporting period ending September 30, 2011. The guidance applies retrospectively to restructurings occurring on or after January 1, 2011. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements. The Update amends existing guidance to remove from the assessment of effective control, the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and, as well, the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for the Company's reporting period beginning on or after December 15, 2011. The guidance applies prospectively to transactions or modification of existing transactions that occur on or after the effective date and early adoption is not permitted. The adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The Update amends existing guidance regarding the highest and best use and valuation premise by clarifying these concepts are only applicable to measuring the fair value of nonfinancial assets. The Update also clarifies that the fair value measurement of financial assets and financial liabilities which have offsetting market risks or counterparty credit risks that are managed on a portfolio basis, when several criteria are met, can be measured at the net risk position. Additional disclosures about Level 3 fair value measurements are required including a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, a description of the valuation process in place, and discussion of the sensitivity of fair value changes in unobservable inputs and interrelationships about those inputs as well disclosure of the level of the fair value of items that are not measured at fair value in the financial statements but disclosure of fair value is required. The provisions of ASU No. 2011-04 are effective for the Company's reporting period beginning after December 15, 2011 and should be applied prospectively. The adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The Update amends current guidance to allow a company the option of presenting the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions do not change the items that must be reported in other comprehensive income or when an item of other comprehensive must to reclassified to net income. The amendments do not change the option for a company to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense (benefit) related to the total of other comprehensive income items. The amendments do not affect how earnings per share is calculated or presented. The provisions of ASU No. 2011-05 are effective for the Company's reporting period beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted and there are no required transition disclosures. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The ASU defers indefinitely the requirement to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. The Company is currently in the process of evaluating the Updates but does not expect either will have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. With the Update, a company testing goodwill for impairment now has the option of performing a qualitative assessment before calculating the fair value of the reporting unit (the first step of goodwill impairment test). If, on the basis of qualitative factors, the fair value of the reporting unit is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. Additionally, new examples of events and circumstances that an entity should consider in performing its qualitative assessment about whether to proceed to the first step of the goodwill impairment have been made to the guidance and replace the previous guidance for triggering events for interim impairment assessment. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update requires an entity to offset, and present as a single net amount, a recognized eligible asset and a recognized eligible liability when it has an unconditional and legally enforceable right of setoff and intends either to settle the asset and liability on a net basis or to realize the asset and settle the liability simultaneously. The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments are effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company's consolidated financial statements.

Restrictions On Cash	12 Months Ended
Dec. 31, 2011
Restrictions On Cash [Abstract]
Restrictions On Cash
(2)	Restrictions on Cash

To comply with Federal Reserve regulations, the Company is required to maintain certain average reserve balances. The daily average reserve requirements were approximately $2,694 and $4,731 for the weeks including December 31, 2011 and 2010, respectively.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities
(3)	Securities

The amortized costs, gross unrealized gains, gross unrealized losses and fair values for securities at December 31, 2011 and 2010 are as follows:

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$14,567	174	(3)	14,738
Obligations of states and political subdivisions	2,841	139	—	2,980
Mortgage-backed securities – government	875	77	—	952
Other securities	110	—	—	110

Total available-for-sale	$18,393	390	(3)	18,780

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$5,989	176	—	6,165

	2010
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$17,247	168	(219)	17,196
Obligations of states and political subdivisions	3,381	90	—	3,471
Mortgage-backed securities – government	1,211	60	—	1,271
Other securities	110	—	—	110

Total available-for-sale	$21,949	318	(219)	22,048

	2010
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$4,469	34	(103)	4,400

The following table shows the gross unrealized losses and fair value of the Company's investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross Unrealized losses
Description of Securities
Obligations of states and political subdivisions	$2,035	3	2,035	3

Total temporarily impaired securities	$2,035	3	2,035	3

The Company does not consider the unrealized losses other-than-temporary losses based on the volatility of the securities market price involved, the credit quality of the securities, and the Company's ability, if necessary, to hold the securities until maturity. The securities include 3 bonds that have continuous losses for less than 12 months and no bonds that have continuous losses for more than 12 months. The $2,035 in securities in which there is an unrealized loss of $3 includes unrealized losses ranging from less than $1 to $3, or from 0.07% to 2.12%, of the original cost of the investment. Gross realized gains on securities sold in 2011 totaled $0 and $0 in 2010 and $33 in 2009. There were no gross realized losses on securities sold in 2011, 2010 and 2009.

The following table shows the gross unrealized losses and fair value of the Company's investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2010:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross Unrealized losses
Description of Securities
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$7,106	219	7,106	219
Obligations of states and political subdivisions	2,859	103	2,859	103

Total temporarily impaired securities	$9,965	322	9,965	322

The Company does not consider the unrealized losses other-than-temporary losses based on the volatility of the securities market price involved, the credit quality of the securities, and the Company's ability, if necessary, to hold the securities until maturity. The securities include 13 bonds that have continuous losses for less than 12 months and no bonds that have continuous losses for more than 12 months. The $9,965 in securities in which there is an unrealized loss of $322 includes unrealized losses ranging from less than $4 to $46 or from 0.67% to 5.37% of the original cost of the investment.

The amortized costs and fair values of available-for-sale and held-to-maturity securities at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2011
	Available-for-Sale		Held-to-Maturity
	Amortized costs	Fair values	Amortized costs	Fair values

Due in one year or less	$6,133	6,141	500	515
Due after one year through five years	4,976	5,093	3,363	3,438
Due after five years through ten years	5,922	6,034	2,126	2,212
Due after ten years	487	560	—	—

	17,518	17,828	5,989	6,165

Mortgage-backed securities	875	952	—	—

Totals	$18,393	18,780	5,989	6,165

Securities with amortized costs of approximately $5,158 and $3,364 (fair values of $5,335 and $3,460, respectively) as of December 31, 2011 and 2010, respectively, were pledged as collateral for public deposits and to the Federal Reserve for overdraft protection.

Loans, Allowance For Loan Losses And Credit Quality	12 Months Ended
Dec. 31, 2011
Loans, Allowance for Loan Losses and Credit Quality [Abstract]
Loans, Allowance for Loan Losses and Credit Quality
(4)	Loans, Allowance for Loan Losses and Credit Quality

A summary of loans at December 31, 2011 and 2010 follows:

	2011	2010

Real estate loans:
Residential-mortgage	$109,001	103,998
Residential-construction	7,005	7,371
Commercial	86,293	87,216
Loans to individuals for household, family and other consumer expenditures	46,954	47,545
Commercial and industrial loans	21,756	22,794
All other loans	238	262

Total loans, gross	271,247	269,186

Less unearned income and fees	(109)	(119)

Loans, net of unearned income and fees	271,138	269,067

Less allowance for loan losses	(4,015)	(4,037)

Loans, net	$267,123	265,030

In the normal course of business, the Bank has made loans to executive officers and directors. At December 31, 2011, loans to executive officers and directors totaled $160 compared to $195 at December 31, 2010. During 2011, new loans made to executive officers and directors totaled $25 and repayments amounted to approximately $60. Loans to companies in which executive officers and directors have an interest amounted to $781 and $859 at December 31, 2011 and 2010, respectively. One director, which had outstanding personal loans and loans to companies in which the director has an interest, retired during 2010. All such loans were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with unrelated persons, and, in the opinion of management, do not involve more than normal risk of collectability or present other unfavorable features.

Activity in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009

Balances at beginning of year	$4,037	3,723	3,969
Provision for loan losses	2,227	1,878	1,530
Loans charged off	(2,487)	(1,765)	(2,057)
Loan recoveries	238	201	281

Balances at end of year	$4,015	4,037	3,723

The following table presents information on the Company's allowance for loan losses and recorded investment in loans:

Allowance for Loan Losses and Recorded Investment in Loans

For the Year Ended December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total

Allowance for Loan Losses:
Beginning balance	$258	$264	$424	$3,091	$4,037
Chargeoffs	109	461	506	1,412	2,488
Recoveries	37	4	172	26	239
Provision	262	1,682	304	(21)	2,227

Ending Balance	$448	$1,489	$394	$1,684	$4,015

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Ending balance: individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$448	$1,489	$394	$1,684	$4,015

Loans:
Total loans ending balance	$21,756	$86,293	$47,192	$116,006	$271,247

Ending balance: individually evaluated for impairment	78	288	46	4,296	4,708

Ending balance: collectively evaluated for impairment	$21,678	$86,005	$47,146	$111,710	$266,539

For the Year Ended December 31, 2010

	Commercial	Commercial Real Estate	Consumer	Residential	Total

Ending balance: individually evaluated for impairment	—	—	—	$29	$29

Ending balance: collectively evaluated for impairment	$258	$264	$424	$3,062	$4,008

Loans:
Total loans ending balance	$22,794	$87,216	$47,807	$111,369	$269,186

Ending balance: individually evaluated for impairment	13	924	52	6,084	7,073

Ending balance: collectively evaluated for impairment	$22,781	$86,292	$47,755	$105,285	$262,113

The following table represents an age analysis of the Company's past due loans:

Age Analysis of Past Due Loans

As of December 31, 2011

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment> 90 Days and Accruing
Commercial	$188	$5	$77	$270	$21,486	$21,756	$—
Commercial real estate	66	24	288	378	85,915	86,293	—
Consumer	417	93	49	559	46,633	47,192	3
Residential	668	93	4,297	5,058	110,948	116,006	—

Total	$1,339	$215	$4,711	$6,265	$264,982	$271,247	$3

As of December 31, 2010

	30-59 Days Past Due	60-69 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment> 90 Days and Accruing
Commercial	$96	$51	$13	$160	$22,634	$22,794	$—
Commercial real estate	111	377	1,098	1,586	85,630	87,216	173
Consumer	394	144	90	628	47,179	47,807	38
Residential	1,795	744	6,642	9,181	102,188	111,369	559

Total	$2,396	$1,316	$7,843	$11,555	$257,631	$269,186	$770

Nonaccrual loans amounted to approximately $4,708 and $7,073 at December 31, 2011 and 2010, respectively. There were no commitments to lend additional funds to customers whose loans were on nonaccrual status at December 31, 2011.

At December 31, 2011, 2010 and 2009, the recorded investment in loans for which impairment has been identified totaled approximately $5,942, $7,073 and $2,619 respectively, with corresponding valuation allowances of approximately $0, $29 and $318, respectively. The average recorded investment in impaired loans receivable during 2011, 2010 and 2009 was approximately $5,506, $6,513 and $4,194, respectively. Interest income recognized on a cash basis on impaired loans during 2011, 2010 and 2009 was approximately $155, $307 and $354, respectively.

The following presents information on the Company's nonaccrual loans:

Loans in Nonaccrual Status

As of December 31, 2011 and 2010

	2011	2010
Commercial	$78	$13
Commercial real estate	288	924
Consumer	46	52
Residential	4,296	6,084

Total	$4,708	$7,073

The Company had four restructured loans totaling $3,766 at December 31, 2011 and had four restructured loans totaling $3,262 at December 31, 2010.

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories.

Rate Modification is a modification in which the interest rate is changed.

Term Modification is a modification in which the maturity date, timing of payments or frequency of payments is changed.

Interest Only Modification is a modification in which the loan is converted to interest only payments for a period of time.

Payment Modification is a modification in which the dollar amount of the payment is changed, other than an interest only modification described above.

Combination Modification is any other type of modification, including the use of multiple categories above.

There were no available commitments for troubled debt restructurings outstanding as of December 31, 2011 or December 31, 2010.

The following tables present troubled debt restructurings as of December 31, 2011 and 2010:

	December 31, 2011
	Accrual Status	Non-Accrual Status	Total Modifications
Commercial	$—	$—	$—
Commercial real estate	677	—	677
Consumer	—	—	—
Residential	557	2,532	3,089

Total	$1,234	$2,532	$3,766

	December 31, 2010
	Accrual Status	Non-Accrual Status	Total Modifications
Commercial	$—	$—	$—
Commercial real estate	687	—	687
Consumer	39	—	39
Residential	558	1,978	2,536

Total	$1,284	$1,978	$3,262

The Company's policy is that loans placed on non-accrual will typically remain on non-accrual status until all principal and interest payments are brought current and the prospect for future payment in accordance with the loan agreement appears relatively certain. The Company's policy generally deems six months of payment performance as sufficient to warrant a return to accrual status.

The following tables present newly restructured loans that occurred during the years ended December 31, 2011 and 2010, respectively:

	Year ended December 31, 2011
	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Pre-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	—	—	—	—

Consumer	—	—	—	—	—	—	—	—	—	—	—	—

Residential	—	—	—	—	—	—	—	—	1	490	1	490

Total	—	$—	—	$—	—	$—	—	$—	1	$490	1	$490

	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Post-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	—	—	—	—

Consumer	—	—	—	—	—	—	—	—	—	—	—	—

Residential	—	—	—	—	—	—	—	—	1	555	1	555

Total	—	$—	—	$—	—	$—	—	$—	1	$555	1	$555

	Year ended December 31, 2010
	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Pre-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	1	780	1	780

Consumer	—	—	—	—	—	—	—	—	1	40	1	40

Residential	—	—	—	—	—	—	—	—	2	2,407	2	2,407

Total	—	$—	—	$—	—	$—	—	$—	4	$3,227	4	$3,227

	#	Rate Modifications	#	Term Modifications	#	Interest-Only Modifications	#	Payment Modifications	#	Combination Modifications	#	Total Modifications
Post-Modification Outstanding Recorded Investment

Commercial	—	$—	—	$—	—	$—	—	$—	—	$—	—	$—

Commercial real estate	—	—	—	—	—	—	—	—	1	800	1	800

Consumer	—	—	—	—	—	—	—	—	1	40	1	40

Residential	—	—	—	—	—	—	—	—	2	2,682	2	2,682

Total	—	$—	—	$—	—	$—	—	$—	4	$3,522	4	$3,522

The following table represents financing receivables modified as troubled debt restructurings and with a payment default, with the payment default occurring (i) within 12 months of the restructure date (ii) during the year ended December 31, 2011 and 2010, respectively:

	Year ended
	December 31, 2011		December 31, 2010
	#		#
Commercial real estate		$—		$—
Consumer	1	44	—	—
Residential	—	—	—	—
Total	1	555	—	—

	2	$599	—	$—

The following table presents information on the Company's impaired loans and their related allowance for loan recording:

Impaired Loans

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$78	$78	—	$39	$1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	4,853	4,853	—	5,429	142
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	—	—	—	40	—

Total:
Commercial	78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	$4,853	$4,853	$—	$5,469	$142

For the Year Ended December 31, 2010

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$13	$13	—	$14	—
Commercial real estate	924	924	—	478	79
Consumer	52	52	—	109	1
Residential	6,004	6,004	—	5,832	227
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	80	80	29	80	—

Total:
Commercial	13	13	—	14	—
Commercial real estate	924	924	—	478	79
Consumer	52	52	—	109	1
Residential	$6,084	$6,084	$29	$5,912	$227

The Company utilizes a risk rating matrix to assign a risk grade to each of its loans. A description of the general characteristics of the risk grades is as follows:

Pass – These loans range have minimal and acceptable credit risk.

Special Mention – These loans have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan at some future date.

Substandard – These loans are inadequately protected by the net worth or paying capacity of the obligor or collateral pledged, if any. Loans classified as substandard must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. A substandard loan is characterized by the distinct probability that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – These loans have all of the weakness inherent in one classified as substandard with the added characteristic that the weaknesses make collection liquidation in full, on the basis of the currently existing facts, conditions and values, highly questionable and improbable.

The following table illustrates the Company's credit quality indicators:

Credit Quality Indicators

As of December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$17,752	$76,879	$47,058	$106,431	$248,120
Special Mention	3,636	5,754	—	1,549	10,939
Substandard	368	3,660	134	8,026	12,188
Doubtful	—	—	—	—	—

Total	$21,756	$86,293	$47,192	$116,006	$271,247

As of December 31, 2010

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$21,978	$74,230	$47,621	$97,666	$241,495
Special Mention	678	10,556	67	3,673	14,974
Substandard	138	2,430	119	9,647	12,334
Doubtful	—	—	—	383	383

Total	$22,794	$87,216	$47,807	$111,369	$269,186

Bank Premises And Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises And Equipment [Abstract]
Bank Premises And Equipment
(5)	Bank Premises and Equipment

Bank premises and equipment, net were comprised of the following as of December 31, 2011 and 2010:

	2011	2010
Land improvements	$453	453
Buildings	6,042	6,036
Equipment, furniture and fixtures	4,652	4,575

	11,147	11,064
Less accumulated depreciation	(6,290)	(5,812)

	4,857	5,252
Land	1,680	1,680

Bank premises and equipment, net	$6,537	6,932

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
(6)	Deposits

A summary of deposits at December 31, 2011 and 2010 follows:

	2011	2010
Noninterest-bearing demand deposits	$33,432	31,184
Interest-bearing:
Savings and money market accounts	64,862	52,309
NOW accounts	67,639	65,635
Time deposits – under $100,000	98,229	108,582
Time deposits – $100,000 and over	46,231	49,244

Total interest-bearing deposits	276,961	275,770

Total deposits	$310,393	306,954

At December 31, 2011, the scheduled maturity of time deposits is as follows: $47,825 in 2012; $46,293 in 2013; $20,600 in 2014; $24,208 in 2015 and $5,534 in 2016.

In the normal course of business, the Bank has received deposits from executive officers and directors. At December 31, 2011 and 2010, deposits from executive officers and directors were approximately $3,602 and $3,476, respectively. All such deposits were received in the ordinary course of business on substantially the same terms and conditions, including interest rates, as those prevailing at the same time for comparable transactions with unrelated persons.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(7)	Employee Benefit Plans

The Bank maintains a noncontributory defined benefit pension plan that covers substantially all of its employees. Benefits are computed based on employees' average final compensation and years of credited service. Pension expense amounted to approximately $557, $340 and $423 in 2011, 2010 and 2009, respectively. The change in benefit obligation, change in plan assets and funded status of the pension plan at December 31, 2011, 2010 and 2009 and pertinent assumptions are as follows:

	Pension Benefits
	2011	2010	2009
Change in Benefit Obligation

Benefit obligation at beginning of year	$6,697	6,253	5,814
Service cost	329	308	264
Interest cost	365	371	347
Actuarial loss	1,026	231	21
Benefits paid	(1,644)	(466)	(193)
Settlement Loss	119	—	—

Benefit obligation at end of year	$6,892	6,697	6,253

Change in Plan Assets

Fair value of plan assets at beginning of year	5,024	4,865	3,847
Actual return on plan assets	(38)	625	1,210
Employer contribution	1,047	—	—
Benefit paid	(1,644)	(466)	(193)

Fair value of plan assets at end of year	$4,389	5,024	4,864

Funded Status at the End of the Year	(2,503)	(1,673)	(1,388)

Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,503)	(1,673)	(1,388)

Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,684	814	846
Prior service cost	—	—	3
Net obligation in transition	—	—	2

Benefit obligation included in accumulated other comprehensive income	$1,684	814	851

Funded Status
Benefit obligation	(6,892)	(6,697)	(6,253)
Fair value of assets	4,389	5,024	4,864
Unrecognized net actuarial loss	2,553	1,233	1,282
Unrecognized net obligation at transition	—	—	4
Unrecognized prior service cost	—	—	4

(Accrued)/prepaid benefit cost included in the balance sheet	$50	(440)	(99)

	Pension Benefits
	2011	2010	2009
Weighted Average Assumptions as of December 31, 2011 and 2010 and September 30, 2009:
Discount rate	4.50%	5.50%	6.00%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	4.00%	4.00%

	Pension Benefits
	2011	2010	2009
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	$871	(32)	(654)
Prior service cost	—	—	—
Amortization of prior service cost	—	(3)	(3)
Net obligation at transition	—	—	—
Amortization of net obligation at transition	—	(2)	(3)

Total recognized in other comprehensive income	$871	(37)	(660)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$1,877	285	(578)

The estimated portion of prior service cost and net transition obligation included in accumulated other comprehensive income that will be recognized as a component of net periodic pension cost over the next fiscal year are each $0.

The Company selects the expected long-term rate-of-return-on-assets assumption in consultation with its investment advisors and actuary. This rate is intended to reflect the average rate of return expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed – especially with respect to real rates of return (net of inflation) – for the major asset classes held or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience, which may not continue over the measurement period, and higher significance is placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further – solely for this purpose – the plan is assumed to continue in force and not terminate during the period during which assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

The components of net pension benefit cost under the plan for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	Pension Benefits
	2011	2010	2009

Service cost	$329	308	265
Interest cost	364	371	347
Expected return on plan assets	(459)	(383)	(306)
Recognized net (gain)/loss due to settlement	287
Net amortization	—	6	9
Recognized net actuarial loss	36	38	108

Net pension benefit cost	$557	340	423

Projected Benefit Payments

The projected benefit payments under the plan are summarized as follows for the years ending December 31:

2012	$29
2013	52
2014	75
2015	98
2016	193
2017-2021	1,532

Plan Asset Allocation

Plan assets are held in a pooled pension trust fund administered by the Virginia Bankers Association. The pooled pension trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 20% fixed income and 80% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the pension plan's investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Virginia Bankers Association to administer the investments of the pooled pension trust fund within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds-fixed income and equity funds: Valued at the net asset value of shares held at year-end.

Cash and equivalents: Valued at cost which approximates fair value.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement as of December 31, 2011.

The following table presents the fair value of the assets, by asset category, at December 31, 2011 and 2010.

	2011	2010
Cash and equivalents	$263	$—
Mutual funds-fixed income	966	1,055
Mutual funds-equity	3,160	3,969

Total assets at fair value	$4,389	$5,024

The following table sets forth by level, within the fair value hierarchy, the assets carried at fair value as of December 31, 2011 and 2010.

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$263	$—	$—	$263
Mutual funds-fixed income	966	—	—	966
Mutual funds-equity	3,160	—	—	3,160

Total assets at fair value	$4,389	$—	$—	$4,389

	Assets at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$—	$—	$—	$—
Mutual funds-fixed income	1,055	—	—	1,055
Mutual funds-equity	3,969	—	—	3,969

Total assets at fair value	$5,024	$—	$—	$5,024

Contributions

The Company expects to contribute $489 to its pension plan in 2012.

The Company also has a 401(k) plan under which the Company matches employee contributions to the plan. In 2011 and 2010, the Company matched 100% of the first 1% of salary deferral and 50% of the next 5% of salary deferral to the 401(k) savings provision. The amount expensed for the 401(k) plan was $114 during the year ended December 31, 2011 and $110 during the year ended December 31, 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

Income tax expense (benefit) attributable to income before income tax expense for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current	$230	612	(112)
Deferred	280	(304)	212

Total income tax expense	$510	308	100

Reported income tax expense for the years ended December 31, 2011, 2010 and 2009 differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income tax expense as a result of the following:

	2011	2010	2009
Computed "expected" income tax expense	$535	338	154
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest	(61)	(39)	(71)
Disallowance of interest expense	5	4	7
Other, net	31	5	10

Reported income tax expense	$510	308	100

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Loans, principally due to allowance for loan losses	$957	1,066
Defined benefit plan valuation adjustments	868	419
Loans, due to unearned fees, net	19	23
Other	132	295

Total gross deferred tax assets	1,976	1,803

Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(223)	(244)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(17)	—
Net unrealized gains on available-for-sale securities	(131)	(34)
Other	(184)	(176)

Total gross deferred tax liabilities	(555)	(454)

Net deferred tax asset, included in other assets	$1,421	1,349

The Bank has determined that a valuation allowance for the gross deferred tax assets is not necessary at December 31, 2011, 2010 and 2009, since realization of the entire gross deferred tax assets can be supported by the amounts of taxes paid during the carryback periods available under current tax laws.

The Company adopted the provisions of ASC topic, Income Taxes, on January 1, 2007 with no impact on the financial statements. The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2010 and 2011, and did not accrue any interest or penalties as of December 31, 2010 or 2011. The Company does not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law. Tax returns for all years 2008 and thereafter are subject to future examination by tax authorities.

Financial Instruments With Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off Balance-Sheet Risk [Abstract]
Financial Instruments With Off-Balance-Sheet Risk
(9)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments may involve, to varying degrees, credit risk in excess of the amount recognized in the balance sheets. The contract amounts of these instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

Credit risk is defined as the possibility of sustaining a loss because the other parties to a financial instrument fail to perform in accordance with the terms of the contract. The Company's maximum exposure to credit loss under commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company requires collateral to support financial instruments when it is deemed necessary. The Bank evaluates such customers' creditworthiness on a case-by-case basis. The amount of collateral obtained upon extension of credit is based on management's credit evaluation of the counterparty. Collateral may include deposits held in financial institutions, U.S. Treasury securities, other marketable securities, real estate, accounts receivable, inventory, and property, plant and equipment.

Financial instruments whose contract amounts represent credit risk:

	2011	2010
Commitments to extend credit	$54,161	56,910

Standby letters of credit	$963	1,237

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements, including bond financing and similar transactions. Unless renewed, substantially all of the Company's standby letters of credit commitments at December 31, 2011 will expire within one year. Management does not anticipate any material losses as a result of these transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
(10)	Leases

The Company leases premises and equipment under various operating lease agreements. Generally, operating leases provide for one or more renewal options on the same basis as current rental terms. Certain leases require increased rentals under cost-of-living escalation clauses. The following are future minimum lease payments as required under the agreements:

Year	Payments
2012	$198
2013	141
2014	141
2015	141
2016	148
After 2016	1,861

Total	$2,630

The Company entered into a lease of the Amherst branch facility with an entity in which a director of the Company has a 50% ownership interest in 2009. The original term of the lease is twenty years and may be renewed at the Company's option for two additional terms of five years each. The Company's current rental payment under the lease is $130 annually.

Concentrations Of Credit Risk And Contingencies	12 Months Ended
Dec. 31, 2011
Concentrations Of Credit Risk And Contingencies [Abstract]
Concentrations Of Credit Risk And Contingencies
(11)	Concentrations of Credit Risk and Contingencies

The Company grants commercial, residential and consumer loans to customers primarily in the central Virginia area. The Company has a diversified loan portfolio that is not dependent upon any particular economic sector. As a whole, the portfolio is affected by general economic conditions in the central Virginia region.

The Company's commercial and real estate loan portfolios are diversified, with no significant concentrations of credit other than the geographic focus on the central Virginia region. The installment loan portfolio consists of consumer loans primarily for automobiles and other personal property. Overall, the Company's loan portfolio is not concentrated within a single industry or group of industries, the loss of any one or more of which would generate a materially adverse impact on the business of the Company.

The Company has established operating policies relating to the credit process and collateral in loan originations. Loans to purchase real and personal property are generally collateralized by the related property. Credit approval is principally a function of collateral and the evaluation of the creditworthiness of the borrower based on available financial information.

At times, the Company may have cash and cash equivalents at a financial institution in excess of insured limits. The Company places its cash and cash equivalents with high credit quality financial institutions whose credit rating is monitored by management to minimize credit risk.

In the ordinary course of business, various claims and lawsuits are brought by and against the Company. In the opinion of management, there is no pending or threatened proceeding in which an adverse decision could result in a material adverse change in the Company's consolidated financial condition or results of operations.

Dividend Restrictions And Capital Requirements	12 Months Ended
Dec. 31, 2011
Dividend Restrictions And Capital Requirements [Abstract]
Dividend Restrictions And Capital Requirements
(12)	Dividend Restrictions and Capital Requirements

Bankshares' principal source of funds for dividend payments is dividends received from its subsidiary Bank. For the years ended December 31, 2011 and 2010, dividends from the subsidiary Bank totaled $280 and $338, respectively.

Substantially all of Bankshares' retained earnings consist of undistributed earnings of its subsidiary Bank, which are restricted by various regulations administered by federal banking regulatory agencies. Under applicable federal laws, the Comptroller of the Currency restricts, without prior approval, the total dividend payments of the Bank in any calendar year to the net profits of that year, as defined, combined with the retained net profits for the two preceding years. At December 31, 2011, retained net profits of the Bank that were free of such restriction approximated $2,026.

Bankshares and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on Bankshares' consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, Bankshares and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. Bankshares and the Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require Bankshares and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that Bankshares and the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from Office of the Comptroller of the Currency categorized Bankshares and the Bank as "well capitalized" under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," Bankshares and the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed Bankshares and the Bank's category.

Bankshares and the Bank's actual capital amounts and ratios are presented in the table below.

	Actual		For Capital Adequacy Purposes		To Be "Well Capitalized" Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$31,318	11.24%	$22,282	8.0%	$	N/A	N/A
Bank	32,763	11.79%	22,237	8.0%		27,797	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	27,837	9.99%	11,141	4.0%		N/A	N/A
Bank	29,281	10.53%	11,119	4.0%		16,678	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	27,837	8.12%	13,709	4.0%		N/A	N/A
Bank	29,281	8.56%	13,687	4.0%		17,109	5.0%

	Actual		For Capital Adequacy Purposes		To Be "Well Capitalized" Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2010:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$29,689	10.61%	$22,380	8.0%	$	N/A	N/A
Bank	31,718	11.36%	22,342	8.0%		27,927	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	26,180	9.36%	11,190	4.0%		N/A	N/A
Bank	28,220	10.10%	11,190	4.0%		16,785	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	26,180	7.74%	13,521	4.0%		N/A	N/A
Bank	28,220	8.36%	13,505	4.0%		16,882	5.0%

Disclosures About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value Of Financial Instruments [Abstract]
Disclosures About Fair Value Of Financial Instruments
(13)	Disclosures about Fair Value of Financial Instruments

The ASC topic Fair Value Option, requires the Company to disclose estimated fair values of its financial instruments.

The following methods and assumptions were used to estimate the approximate fair value of each class of financial instrument for which it is practicable to estimate that value.

(a)	Cash and Due from Banks and Federal Funds Sold

The carrying amounts are a reasonable estimate of fair value.

(b)	Securities

The fair value of securities is estimated based on bid prices as quoted on national exchanges or bid quotations received from securities dealers. The fair value of certain state and municipal securities is not readily available through market sources other than dealer quotations; so fair value estimates are based on quoted market prices of similar instruments, adjusted for differences between the quoted instruments and the instruments being valued.

(c)	Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate - residential, real estate - other, loans to individuals and other loans. Each loan category is further segmented into fixed and adjustable rate interest terms.

The fair value of fixed rate loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan as well as estimates for prepayments. The estimate of maturity is based on the Company's historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of current economic and lending conditions.

(d)	Deposits and Note Payable to Federal Home Loan Bank

The fair value of demand deposits, NOW accounts, and savings deposits is the amount payable on demand. The fair value of fixed maturity time deposits, certificates of deposit and the note payable to the Federal Home Loan Bank is estimated by discounting scheduled cash flows through the estimated maturity using the rates currently offered for deposits or borrowings of similar remaining maturities.

(e)	Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2011 and 2010, and as such, the related fair values have not been estimated.

The carrying amounts and approximate fair values of the Company's financial instruments are as follows at December 31, 2011 and 2010:

	2011		2010
	Carrying amounts	Approximate fair values	Carrying amounts	Approximate fair values
Financial assets:
Cash and due from banks	$37,547	37,547	32,533	32,533
Securities:
Available-for-sale	18,780	18,780	22,048	22,048
Held-to-maturity	5,989	6,165	4,469	4,400
Federal Reserve Bank Stock	137	137	135	135
Federal Home Loan Bank Stock	528	528	579	579
Loans, net of unearned income and fees	267,123	276,862	265,030	270,488

Total financial assets	$330,104	340,019	324,794	330,183

Financial liabilities:
Deposits	$310,393	315,578	306,954	312,863
Line of credit	2,000	2,000	2,000	2,000

Total financial liabilities	$312,393	317,578	308,954	314,863

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated funding needs and the value of assets and liabilities that are not considered financial instruments. Significant assets that are not considered financial assets include deferred tax assets and premises and equipment and other real estate owned. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

(f)	Fair Value Methodologies

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Available-for-sale Securities

Available-for-sale securities are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available, and would in such case be included as a Level 1 asset. The Company currently carries no Level 1 securities. If quoted prices are not available, valuations are obtained from readily available pricing sources from independent providers for market transactions involving similar assets or liabilities. The Company's principal market for these securities is the secondary institutional markets, and valuations are based on observable market data in those markets. These would be classified as Level 2 assets. The Company's entire available-for-sale securities portfolio is classified as Level 2 securities. The Company currently carries no Level 3 securities for which fair value would be determined using unobservable inputs.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC topic, Impairment of a Loan. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of a similar debt, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans at which fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the impaired loans were evaluated based on the fair value of the collateral. In accordance with Impairment of a Loan, impaired loans where an allowance is established based on the fair value of the collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a nonrecurring Level 2 asset. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as a nonrecurring Level 3 asset.

Foreclosed Assets

Foreclosed assets are adjusted to fair value less estimated selling costs upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value less estimated selling costs. Fair value is based upon independent market prices, appraised values of the collateral or management's estimation of the value of the collateral. When the fair value of the collateral is based on observable market price or a current appraised value, the Company records the foreclosed asset as a nonrecurring Level 2 asset. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as a nonrecurring Level 3 asset.

Below are tables that present information about certain assets and liabilities measured at fair value:

Fair Value Measurements on December 31, 2011

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description

Available-for-sale securities	$18,780	$18,780	NA	$18,780	NA

Impaired loans (nonrecurring)	$5,942	$5,942	NA	NA	$5,942

Foreclosed assets (nonrecurring)	$645	$645	NA	NA	$645

Fair Value Measurements on December 31, 2010

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description

Available-for-sale securities	$22,048	$22,048	NA	$22,048	NA

Impaired loans (nonrecurring)	$7,073	$7,073	NA	NA	$7,073

Foreclosed assets (nonrecurring)	$474	$474	NA	NA	$474

The following table sets forth a summary of changes in the fair value of the Company's nonrecurring Level 3 assets for the year ended December 31, 2011:

	Level 3 Assets
	Year Ended December 31, 2011
	Impaired Loans	Foreclosed Assets
Balance, beginning of the year	$7,073	$474
Purchases, sales, issuances, and settlements (net)	(1,131)	171

Balance, end of year	$5,942	$645

There were no significant transfers between Level 1 and Level 2 investments during the year ended December 31, 2011.

Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information
(14)	Parent Company Financial Information

Condensed financial information of Bankshares (Parent) is presented below:

Condensed Balance Sheets

	December 31,
	2011	2010
Assets
Cash due from subsidiary	$16	18
Investment in subsidiary, at equity	28,390	28,011
Other assets	567	478

Total assets	$28,973	28,507

Liabilities and stockholders' equity
Notes payable	$2,000	2,000
Other liabilities	27	25

Total liabilities	$2,027	2,025

Stockholders' equity
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,486,089 shares in 2011 and 1,485,089 in 2010	$4,473	4,462
Capital surplus	921	849
Retained earnings	22,981	21,918
Accumulated other comprehensive income (loss), net	(1,429)	(747)

Total stockholders' equity	$26,946	26,482
Commitments, contingencies and other matters	—	—

Total liabilities and stockholders' equity	$28,973	28,507

Condensed Statements of Income

	Years ended December 31,
	2011	2010	2009
Income:
Dividends from subsidiary	$280	338	420

Expenses:
Other expenses	296	264	265

Income before income tax benefit and equity in undistributed net income of subsidiary	(16)	74	155
Applicable income tax benefit	101	90	90

Income before equity in undistributed net income of subsidiary	85	164	245
Equity in undistributed net income of subsidiary	978	523	106

Net income	$1,063	687	351

Condensed Statements of Cash Flows

	Years ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$1,063	687	351
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(978)	(523)	(106)
Increase in other assets	(89)	(81)	(79)

Net cash provided by operating activities	(4)	83	166

Cash flows from investing activities:
Additional investment in Bank	—	(1,000)	(1,000)

Net cash used in financing activity	—	(1,000)	(1,000)

Cash flows from financing activities
Cash dividends paid	—	(75)	(147)
Draw on line of credit	—	1,000	1,000
Increase (decrease) in other liabilities	2	3	(24)

Net cash provided by (used in) financing activities	2	928	829

Net increase (decrease) in cash due from subsidiary	(2)	11	(5)
Cash due from subsidiary, beginning of year	18	7	12

Cash due from subsidiary, end of year	$16	18	7

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(15)	Stock-based Compensation

The Company has two incentive stock option plans. The 1997 Incentive Stock Plan (the 1997 Plan), pursuant to which the Company's Board of Directors could grant stock options to officers and key employees, became effective as of May 1, 1997. The 1997 Plan authorized grants of options to purchase up to 50,000 shares of the Company's authorized, but unissued common stock. Accordingly, 50,000 shares of authorized, but unissued common stock were reserved for use in the 1997 Plan. All stock options were granted with an exercise price equal to the stock's fair market value at the date of grant. At December 31, 2011, there were no additional shares available for grant under the 1997 Plan as the plan expired on May 1, 2007.

The 2004 Incentive Stock Plan (the 2004 Plan), pursuant to which the Company's Board of Directors may grant stock options to officers and key employees, was approved by shareholders on April 13, 2004 and became effective as of May 1, 2004. The 2004 Plan authorizes grants of options to purchase up to 100,000 shares of the Company's authorized, but unissued common stock. Accordingly, 100,000 shares of authorized, but unissued common stock were reserved for use in the 2004 Plan. All stock options are granted with an exercise price equal to the stock's fair market value at the date of the grant. At December 31, 2011, there were 51,000 shares available for grant under the 2004 Plan.

Stock options generally have 10-year terms, vest at the rate of 20% per year, and become fully exercisable five years from the date of grant.

During 2011, 2010 and 2009, no stock options were exercised. On May 1, 2011, 1,000 shares of restricted stock that vests on the third anniversary of the grant date were granted to employees. On May 1, 2010, options to acquire 48,000 shares of common stock were granted to employees. Equity awards to acquire 37,500 shares were granted in the form of incentive stock options with tandem stock appreciation rights with a four year vesting period, and 10,500 shares of restricted stock that vests on the third anniversary of the grant date were granted to employees. During 2009, there was no stock-based compensation granted to employees.

At December 31, 2011, options for 7,500 shares were exercisable at an exercise price of $14.75 per share and options for 16,875 shares were exercisable at $9.00 per share.

The Company expensed $49 in 2011 in compensation expensed as a direct result of the issuance of the 45,000 incentive stock options with tandem stock appreciation rights and will recognize $26 in 2012, $13 in 2013 and $3 in 2014 in compensation expense related to unvested stock options. The fair value $3.96 per share of each option grant is estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions used: dividend yield of 2.065%, expected volatility of 45.61%, a risk-free interest rate of 4.63%, and expected lives of 9 years.

The Company also expensed $35 in 2011 in compensation expensed as a direct result of the granting of 10,500 shares of restricted stock in 2010 and 1,000 shares of restricted stock in 2011 and will recognize $35 in 2012, $13 in 2013 and $2 in 2014. The restricted stock was granted at a market price of $9.00 per share

Stock option activity during the years ended December 31, 2011 and 2010 is as follows:

	Number of Shares	Weighted average exercise price

Balance at December 31, 2009	17,000	$14.33
Forfeited	—
Exercised	—
Granted	37,500	9.00
Balance at December 31, 2010	54,500	$10.66
Forfeited	9,500	14.00
Exercised	—
Granted	—
Balance at December 31, 2011	45,000	$9.96

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding at 12/31/11	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable at 12/31/2011	Weighted- Average Exercise Price

$14.75	7,500	0.6	14.75	7,500	14.75
9.00	37,500	8.4	9.00	9,375	9.00

	45,000	7.1	$9.96	16,875	$11.56

The aggregate intrinsic value of options outstanding was $0, of options exercisable was $0, and of options unvested and expected to vest was $0 at December 31, 2011.

The aggregate intrinsic value of restricted stock granted during 2011 was $104.

The total intrinsic value (market value on date of exercise less exercise price) of options exercised during the years ended December 31, 2011, 2010 and 2009 totaled $0, $0 and $0, respectively.

Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations
(16)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2011, 2010 and 2009:

	2011
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,116	4,122	4,172	4,107
Interest expense	1,217	1,117	1,066	1,026

Net interest income	2,899	3,005	3,106	3,081
Provision for loan losses	673	709	309	536
Noninterest income	724	810	858	861
Noninterest expense	2,779	2,964	2,750	3,051
Income tax expense	45	35	297	133

Net income	$126	107	608	222

Per share data:
Basic net income per share	$0.09	0.07	0.40	0.15
Diluted net income per share	0.09	0.07	0.40	0.15
Cash dividends per share	0.00	0.00	0.00	0.00
Book value per share	17.83	17.99	18.44	18.01

	2010
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,084	4,107	4,124	4,295
Interest expense	1,521	1,505	1,470	1,340

Net interest income	2,563	2,602	2,654	2,955
Provision for loan losses	263	509	191	915
Noninterest income	672	714	855	894
Noninterest expense	2,708	2,711	2,764	2,853
Income tax expense	81	29	180	18

Net income	$183	67	374	63

Per share data:
Basic net income per share	$0.12	0.05	0.25	0.04
Diluted net income per share	0.12	0.05	0.25	0.04
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	17.55	17.54	17.84	17.71

	2009
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,325	4,320	4,360	4,311
Interest expense	1,957	1,871	1,821	1,663

Net interest income	2,368	2,449	2,539	2,648
Provision for loan losses	774	67	188	501
Noninterest income	692	810	867	779
Noninterest expense	2,647	2,825	2,880	2,819
Income tax expense (benefit)	(142)	112	101	29

Net income	$(219)	255	237	78

Per share data:
Basic net income (loss) per share	$(0.15)	0.17	0.16	0.06
Diluted net income (loss) per share	(0.15)	0.17	0.16	0.06
Cash dividends per share	0.10	0.00	0.00	0.00
Book value per share	16.57	16.74	16.93	17.41

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
(17)	Subsequent Events
The Company evaluated all subsequent events for potential recognition and disclosure through February 20, 2012.